Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		€ 3,817	€ 6,305	€ 8,336	€ 10,755
Other income		158	156	380	366
Research and development costs		(11,408)	(7,048)	(23,731)	(16,331)
General and administrative costs		(4,816)	(3,013)	(8,050)	(6,465)
Total operating costs		(16,224)	(10,061)	(31,781)	(22,796)
Operating result		(12,249)	(3,600)	(23,065)	(11,675)
Finance income and expense		192	513	647	1,001
Results related to financial liabilities measured at fair value through profit or loss		(104)	195	178	127
Result before corporate income taxes		(12,161)	(2,892)	(22,240)	(10,547)
Income taxes		(18)	200	(18)	197
Result for the period		(12,179)	(2,692)	(22,258)	(10,350)
Other comprehensive income (foreign exchange differences on foreign operation)		(682)	85	(1,053)	276
Total comprehensive loss		(12,861)	(2,607)	(23,311)	(10,074)
Result attributable to
Owners of the Company		(12,179)	(2,692)	(22,258)	(10,350)
Result for the period		(12,179)	(2,692)	(22,258)	(10,350)
Total comprehensive income attributable to
Owners of the Company		(12,861)	(2,607)	(23,311)	(10,074)
Total comprehensive loss		€ (12,861)	€ (2,607)	€ (23,311)	€ (10,074)
Share information
Weighted average number of shares outstanding (basic)	[1]	105,343,897	81,665,565	105,320,495	81,618,038
Weighted average number of shares outstanding (diluted)		105,343,897	81,665,565	105,320,495	81,618,038
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.12)	€ (0.03)	€ (0.21)	€ (0.13)
Diluted loss per share	[1]	€ (0.12)	€ (0.03)	€ (0.21)	€ (0.13)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal.